Financial (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Financial (Income) Expenses, Net [Abstract]
Schedule of financial (income) expenses, net
	Year Ended December 31,
	2022	2021	2020

Financial expenses:
Financial expenses from loan	$1,023	$-	$-
Other financial expenses	316	26	17
Remeasurement of warrants	-	-	11,373

Total financial expenses	1,339	26	11,390

Financial income:
Foreign currency transaction gains, net	(532)	(44)	(243)
Interest from bank deposits	(267)	(468)	(474)
Other financial income	-	(58)	(76)

Total financial income	(799)	(570)	(793)

Total financial (income) expense, net	$540	$(544)	$10,597